Leases - Schedule of Amount Recognized in the Consolidated Balance Sheet (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2026 USD ($)
Schedule of Amount Recognized in the Consolidated Balance Sheet [Abstract]
Right of use assets	$ 3,709,974		$ 4,543,769		$ 2,877,456
Lease liabilities
Current	936,187		866,559		726,107
Non-current	2,773,787		3,677,210		2,151,349
Total	3,709,974		4,543,769		$ 2,877,456
Operating lease expense	$ 1,036,946	$ 804,255	$ 1,003,597	$ 984,308
Weighted average discount rate	4.07%		4.09%		4.07%
Weighted average remaining lease term	3 years 8 months 15 days		4 years 8 months 8 days		3 years 8 months 15 days